Cash and Cash Equivalents and Investment Securities - Summary of Cash and Cash Equivalents and Investments in Short-Term Debt Securities (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018	[1],[2]	Dec. 31, 2017	[1],[2]
Disclosure of detailed information about borrowings [abstract]
Short-term bank deposits	$ 3,319	$ 2,236
Treasury Bills	6,800
Cash and bank accounts	5,132	5,002
Cash and cash equivalents	15,252	7,238
Bank overdrafts	(5)	(68)
Total	$ 15,247	$ 7,169	[1]	$ 6,960		$ 10,356

[1]	The consolidated statement of cash flows for 2019 and 2018 has been restated to include operating, investing and financing activities from discontinued operations separately in the cashflow statement. In addition, the 2019 cash flow from investing activities has been restated to reflect reclassification of the cash flow hedges in relation to the Australia divestiture reported in the financing activities in 2019 and recycled to profit or loss upon the completion of the transaction.
[2]	In 2019, the consolidated statement of cash flows for 2018 was restated to reflect the impact of adoption of IFRS 16 under the full retrospective application and the classification of the Australian operations as discontinued operations.